QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255

Investment Company Act file number

THE WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202

(Name and address of agent for service)

(800) 527-9525

Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2013

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	LONG POSITIONS
	COMMON STOCKS	55.40%

	DIVERSIFIED/OTHER	6.22%
92,500	Plum Creek Timber Co., Inc.		$4,331,775
60,500	WP Carey Inc.		3,914,350

			8,246,125

	HEALTHCARE	7.22%
225,800	Biomed Realty Trust Inc.		4,197,622
173,600	Healthcare Realty Trust		4,011,896
58,200	Senior Housing Properties Trust		1,358,388

			9,567,906

	HOTEL	3.35%
795,400	Hersha Hospitality Trust		4,446,286

	MORTGAGE REIT	10.73%
118,900	Colony Financial Inc.		2,375,622
421,400	Northstar Realty Financial		3,910,592
669,500	Resource Capital Corp.		3,976,830
355,200	Winthrop Realty Trust		3,960,480

			14,223,524

	MULTI-FAMILY	8.85%
343,200	Campus Crest Communities, Inc.		3,706,560
70,400	Home Properties, Inc.		4,065,600
92,800	Sun Communities, Inc.		3,955,136

			11,727,296

	OFFICE/INDUSTRIAL	6.83%
343,200	Brandywine Realty Trust		4,523,376
293,700	Duke Realty Corp.		4,534,728

			9,058,104

	RETAIL	12.19%
147,200	Agree Realty Corp		4,442,496
198,800	CBL & Associates Properties, Inc.		3,797,080
365,900	Glimcher Realty Trust		3,567,525
282,400	Ramco-Gerhenson Properties Trust		4,351,784

			16,158,885

	TOTAL COMMON STOCKS		73,428,126

	PREFERRED STOCK	44.45%

	CONVERTIBLE PREFERRED	2.40%
28,700	ISTAR Financial Inc., Series J, 4.500%		1,594,388
36,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		1,582,796

			3,177,184

	DIVERSIFIED/OTHER	3.35%
55,800	Cousins Properties, Inc., Series B, 7.500%		1,395,000
61,400	Digital Realty Trust, Series G, 5.875%		1,212,650
92,200	Vornado Realty Trust, Series L, 5.400%		1,838,468

			4,446,118

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	HEALTHCARE	2.59%
58,024	Alexandria Real Estate Equities, Inc., Series E, 6.450%		$1,348,478
87,700	Sabra Health Care Reit, Inc., Series A, 7.125%		2,082,875

			3,431,353

	HOTEL	4.27%
46,400	Felcor Lodging Trust Inc., Series A, $1.95		1,121,488
42,600	Felcor Lodging Trust Inc., Series C, 8.000%		1,019,418
23,500	Hersha Hospitality Trust, Series B, 8.000%		596,900
31,800	Hersha Hospitality Trust, Series C, 6.875%		735,216
21,976	LaSalle Hotel Properties, Series G, 7.250%		530,061
78,200	LaSalle Hotel Properties, Series I, 6.375%		1,661,750

			5,664,833

	MORTGAGE REIT	8.12%
63,000	Annaly Capital Management, Series C, 7.625%		1,508,850
40,900	Annaly Capital Management, Series D, 7.500%		959,105
47,900	Colony Financial Inc., Series A, 8.500%		1,216,660
48,400	ISTAR Financial Inc, Series D, 8.000%		1,149,984
60,200	ISTAR Financial Inc., Series I, 7.500%		1,359,918
47,200	Northstar Realty Financial, Series A, 8.750%		1,156,872
54,900	Northstar Realty Financial, Series B, 8.250%		1,289,052
92,200	Resource Capital Corp., Series B, 8.250%		2,117,834

			10,758,275

	MULTI-FAMILY	5.08%
31,800	Apartment Investment & Management Co., Series Z, 7.000%		795,636
14,058	BRE Properties, Series D, 6.750%		351,450
53,700	Campus Crest Communities, Inc., Series A, 8.000%		1,396,200
72,100	Equity Lifestyle Properties, Series C, 6.750%		1,665,510
103,300	Sun Communities Inc., Series A, 7.125%		2,525,685

			6,734,481

	INDUSTRIAL	0.65%
6,900	Duke Realty Corp., Series L, 6.600%		164,082
33,000	PS Business Parks, Inc., Series T, 6.000%		695,970

			860,052

	OFFICE	4.33%
61,400	Boston Properties, Inc., Series B, 5.250%		1,262,998
24,200	Brandywine Realty Trust, Series E, 6.900%		598,466
44,000	Corporate Office Properties Trust, Series H, 7.500%		1,094,280
57,000	Kilroy Realty Corp., Series H, 6.375%		1,249,440
66,341	SL Green Realty Corp., Series I, 6.500%		1,539,111

			5,744,295

	RETAIL	13.65%
79,423	CBL & Associates Properties, Inc., Series D, 7.375%		1,983,987
70,200	Developers Diversified Realty Corp., Series J, 6.500%		1,545,804
65,000	Developers Diversified Realty Corp., Series K, 6.250%		1,368,900
42,000	Entertainment Property Trust, Series F, 6.625%		900,480
22,520	Excel Trust Inc., Series B, 8.125%		571,558
76,000	General Growth Properties, Inc., Series A, 6.375%		1,669,720
36,660	Glimcher Realty Trust, Series G, 8.125%		920,899
81,900	Glimcher Realty Trust, Series I, 6.875%		1,904,175
29,900	Kite Realty Group Trust, Series A, 8.250		763,646
61,600	National Retail Properties, Series E, 5.700%		1,212,904

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

58,400	Regency Centers Corp., Series G, 6.000%		$1,241,584
32,100	Saul Centers, Inc., Series C, 6.875%		752,424
37,300	Taubman Centers Inc., Series J, 6.500%		884,756
53,000	Taubman Centers Inc., Series K, 6.250%		1,185,080
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,189,818

			18,095,735

	TOTAL PREFERRED STOCKS		58,912,326

	TOTAL LONG POSITIONS		132,340,452

	MONEY MARKET
192,710	Money Market Fiduciary, 0.00274%	0.15%	192,710

	TOTAL INVESTMENT	100.00%	$132,533,162

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$73,428,126	$-	$-	$73,428,126
Preferred Stocks	58,912,326			58,912,326
Money Market	192,710	-	-	192,710

	$132,533,162	$-	$-	$132,533,162

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	LONG POSITIONS
	COMMON STOCKS	79.87%

	DIVERSIFIED/OTHER	17.96%
461,600	Forest City Enterprise, Inc. , Class A		$8,742,704
671,600	I Star Financial Inc.		8,086,064
114,500	Ishares DJ US R.E.		7,300,520
307,450	Kennedy Wilson Holdings Inc.		5,706,272
186,400	Plum Creek Timber Co.		8,729,112
101,700	Vornado Realty Trust		8,548,902
83,500	WP Carey, Inc.		5,402,450

			52,516,024

	HEALTHCARE	3.16%
144,800	Alexandria Real Estate Equities, Inc.		9,245,480

	HOTEL	4.99%
1,407,500	Hersha Hospitality Trust		7,867,925
156,600	Hyatt Hotels Corp.		6,727,536

			14,595,461

	MORTGAGE REIT	10.16%
253,200	Colony Financial Inc.		5,058,936
900,600	Northstar Realty Finance Corp.		8,357,568
1,398,400	Resource Capital Corp.		8,306,496
716,062	Winthrop Realty Trust		7,984,091

			29,707,091

	MULTI-FAMILY	14.90%
268,300	Apartment Investment & Management Co. “A”		7,496,302
630,400	Campus Crest Communities, Inic.		6,808,320
328,700	Colonial Properties Trust		7,392,463
159,800	Reaolgy Holdings Corp.		6,874,596
188,900	Sun Communities, Inc.		8,050,918
403,800	WCI Communiteis, Inc.		6,969,588

			43,592,187

	OFFICE/INDUSTRIAL	15.63%
708,700	Brandwine Realty Trust		9,340,666
831,200	Cousins Property		8,553,048
598,500	Duke Realty Corp.		9,240,840
487,127	Parkway Properties, Inc.		8,656,247
263,900	Prologis Trust		9,927,918

			45,718,719

	RETAIL	13.07%
503,800	Develoopers Diversified Realty Corp.		7,914,698
422,000	General Growth Properties, Inc.		8,140,380
787,950	Glimcher Realty Trust		7,682,513
1,234,519	Kite Realty Group Trust		7,320,698
465,200	Ramco-Gershenson Properties Trust		7,168,732

			38,227,021

	TOTAL COMMON STOCKS		233,601,983

	PREFERRED STOCK	4.46%
134,500	Felcor Lodging Trust Inc., Series C, 8.000%		3,218,585
190,995	ISTAR Financial Inc, Series I, 7.500%		4,314,577

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

138,200	Northstar Realty Financial, Series B, 8.250%		$3,244,936
99,200	Resource Capital Corp., Series B, 8.250%		2,278,624

			13,056,722

	TOTAL PREFERRED STOCKS		13,056,722

	CONVERTIBLE PREFERRED	1.75%
34,400	ISTAR Financial Inc, Series J, 4.500%		1,911,044
54,500	Ramco-Gerhenson Properties Trust, Series D, 7.250%		3,206,780

			5,117,824

	TOTAL LONG POSITIONS		251,776,529

	MONEY MARKET
40,705,280	Money Market Fiduciary, 0.00274%	13.92%	40,705,280

	TOTAL INVESTMENTS	100.00%	$292,481,809

NOTES: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$233,601,983	$-	$-	$233,601,983
Preferred Stocks	18,174,546	-	-	18,174,546
Money Market	40,705,280	-	-	40,705,280

	$292,481,809	$-	$-	$292,481,809

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.

By:  /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date: October 29, 2013

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date: October 29, 2013